Risk/Return Detail Data - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - USD ($)			12 Months Ended											60 Months Ended	120 Months Ended
		Apr. 30, 2026	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2026	Apr. 30, 2026
VIPMidCapPortfolio-InvestorPRO | VIP Mid Cap Portfolio | VIP Mid Cap Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.62%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.63%
Expense Example, with Redemption, 1 Year		$ 64
Expense Example, with Redemption, 3 Years		202
Expense Example, with Redemption, 5 Years		351
Expense Example, with Redemption, 10 Years		$ 786
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			11.68%											10.02%	10.50%
Annual Return [Percent]				11.68%	17.40%	15.01%	(14.83%)	25.54%	18.08%	23.35%	(14.60%)	20.72%	12.13%
VIPMidCapPortfolio-InvestorPRO | VIP Mid Cap Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Mid Cap Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Mid Cap Portfolio seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61 % of the average value of its portfolio.
Portfolio Turnover, Rate		61.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of companies with medium market capitalizations. The Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Index or the S&P MidCap 400 ® Index. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		24.65%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(29.85%)
Performance Table Heading		Average Annual Returns
VIPMidCapPortfolio-InvestorPRO | VIP Mid Cap Portfolio | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%	14.29%
VIPMidCapPortfolio-InvestorPRO | VIP Mid Cap Portfolio | SP004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P MidCap 400® Index
Average Annual Return, Percent			7.50%											9.12%	10.72%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | VIP Growth Opportunities Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.56%
Expense Example, with Redemption, 1 Year		$ 57
Expense Example, with Redemption, 3 Years		179
Expense Example, with Redemption, 5 Years		313
Expense Example, with Redemption, 10 Years		$ 701
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			22.02%											11.31%	19.94%
Annual Return [Percent]				22.02%	38.89%	45.65%	(38.15%)	11.94%	68.66%	40.84%	12.46%	34.47%	0.37%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | VIP Growth Opportunities Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.66%
Expense Example, with Redemption, 1 Year		$ 67
Expense Example, with Redemption, 3 Years		211
Expense Example, with Redemption, 5 Years		368
Expense Example, with Redemption, 10 Years		$ 822
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			21.89%											11.20%	19.82%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | VIP Growth Opportunities Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.81%
Expense Example, with Redemption, 1 Year		$ 83
Expense Example, with Redemption, 3 Years		259
Expense Example, with Redemption, 5 Years		450
Expense Example, with Redemption, 10 Years		$ 1,002
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			21.73%											11.04%	19.64%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Growth Opportunities Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Growth Opportunities Portfolio seeks to provide capital growth.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 71 % of the average value of its portfolio.
Portfolio Turnover, Rate		71.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of growth companies. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		42.59%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(26.51%)
Performance Table Heading		Average Annual Returns
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Growth Index
Average Annual Return, Percent			18.56%											15.32%	18.13%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			17.37%											13.59%	14.59%
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio | VIP Growth & Income Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.47%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.47%
Expense Example, with Redemption, 1 Year		$ 48
Expense Example, with Redemption, 3 Years		151
Expense Example, with Redemption, 5 Years		263
Expense Example, with Redemption, 10 Years		$ 591
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			21.50%											16.11%	13.84%
Annual Return [Percent]				21.50%	22.21%	18.72%	(4.95%)	25.95%	7.85%	30.05%	(8.98%)	16.90%	16.08%
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio | VIP Growth & Income Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.47%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		183
Expense Example, with Redemption, 5 Years		318
Expense Example, with Redemption, 10 Years		$ 714
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			21.39%											15.99%	13.73%
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio | VIP Growth & Income Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.47%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.72%
Expense Example, with Redemption, 1 Year		$ 74
Expense Example, with Redemption, 3 Years		230
Expense Example, with Redemption, 5 Years		401
Expense Example, with Redemption, 10 Years		$ 894
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			21.21%											15.83%	13.56%
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Growth & Income Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17 % of the average value of its portfolio.
Portfolio Turnover, Rate		17.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of securities of growth companies and income-producing securities. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Income-producing securities are securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Potentially investing in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		17.21%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.47%)
Performance Table Heading		Average Annual Returns
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%	14.82%
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio | VIP Balanced Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.48%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		$ 616
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			15.16%											9.43%	11.04%
Annual Return [Percent]				15.16%	15.83%	21.42%	(18.03%)	18.17%	22.35%	24.38%	(4.28%)	16.28%	7.18%
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Balanced Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38 % of the average value of its portfolio.
Portfolio Turnover, Rate		38.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral. Investing at least 25% of total assets in fixed-income senior securities. Investing in domestic and foreign issuers. With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers. With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		17.84%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(13.76%)
Performance Table Heading		Average Annual Returns
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%	14.82%
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio | F0021
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Balanced 60/40 Composite Index℠
Average Annual Return, Percent			13.70%											8.47%	9.78%
VIPDynamicCapitalAppreciationPortfolio-InvestorPRO | VIP Dynamic Capital Appreciation Portfolio | VIP Dynamic Capital Appreciation Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Acquired Fund Fees and Expenses		0.12%
Expenses (as a percentage of Assets)	[1]	0.81%
Expense Example, with Redemption, 1 Year		$ 83
Expense Example, with Redemption, 3 Years		259
Expense Example, with Redemption, 5 Years		450
Expense Example, with Redemption, 10 Years		$ 1,002
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			18.72%											13.58%	14.78%
Annual Return [Percent]				18.72%	25.42%	28.92%	(20.88%)	24.46%	33.54%	30.07%	(5.00%)	23.74%	2.81%
VIPDynamicCapitalAppreciationPortfolio-InvestorPRO | VIP Dynamic Capital Appreciation Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Dynamic Capital Appreciation Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 90 % of the average value of its portfolio.
Portfolio Turnover, Rate		90.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses .
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		27.42%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(16.87%)
Performance Table Heading		Average Annual Returns
VIPDynamicCapitalAppreciationPortfolio-InvestorPRO | VIP Dynamic Capital Appreciation Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%	14.82%
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | VIP Dynamic Capital Appreciation Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.58%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Acquired Fund Fees and Expenses		0.12%
Expenses (as a percentage of Assets)	[2]	0.73%
Expense Example, with Redemption, 1 Year		$ 75
Expense Example, with Redemption, 3 Years		233
Expense Example, with Redemption, 5 Years		406
Expense Example, with Redemption, 10 Years		$ 906
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			18.79%											13.67%	14.87%
Annual Return [Percent]				18.79%	25.52%	29.07%	(20.87%)	24.63%	33.61%	30.08%	(4.89%)	23.89%	2.88%
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | VIP Dynamic Capital Appreciation Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.58%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.03%
Acquired Fund Fees and Expenses		0.12%
Expenses (as a percentage of Assets)	[2]	0.83%
Expense Example, with Redemption, 1 Year		$ 85
Expense Example, with Redemption, 3 Years		265
Expense Example, with Redemption, 5 Years		460
Expense Example, with Redemption, 10 Years		$ 1,025
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			18.69%											13.55%	14.75%
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.58%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.03%
Acquired Fund Fees and Expenses		0.12%
Expenses (as a percentage of Assets)	[2]	0.98%
Expense Example, with Redemption, 1 Year		$ 100
Expense Example, with Redemption, 3 Years		312
Expense Example, with Redemption, 5 Years		542
Expense Example, with Redemption, 10 Years		$ 1,201
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			18.49%											13.38%	14.58%
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Dynamic Capital Appreciation Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 90 % of the average value of its portfolio.
Portfolio Turnover, Rate		90.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses .
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		27.44%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(16.82%)
Performance Table Heading		Average Annual Returns
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%	14.82%
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | VIP Balanced Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.41%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.41%
Expense Example, with Redemption, 1 Year		$ 42
Expense Example, with Redemption, 3 Years		132
Expense Example, with Redemption, 5 Years		230
Expense Example, with Redemption, 10 Years		$ 518
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			15.25%											9.52%	11.13%
Annual Return [Percent]				15.25%	15.92%	21.53%	(17.94%)	18.26%	22.39%	24.51%	(4.22%)	16.43%	7.26%
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | VIP Balanced Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.41%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.51%
Expense Example, with Redemption, 1 Year		$ 52
Expense Example, with Redemption, 3 Years		164
Expense Example, with Redemption, 5 Years		285
Expense Example, with Redemption, 10 Years		$ 640
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			15.10%											9.40%	11.01%
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | VIP Balanced Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.41%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.66%
Expense Example, with Redemption, 1 Year		$ 67
Expense Example, with Redemption, 3 Years		211
Expense Example, with Redemption, 5 Years		368
Expense Example, with Redemption, 10 Years		$ 822
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			14.96%											9.24%	10.84%
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Balanced Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38 % of the average value of its portfolio.
Portfolio Turnover, Rate		38.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral. Investing at least 25% of total assets in fixed-income senior securities. Investing in domestic and foreign issuers. With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers. With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		17.92%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(13.74%)
Performance Table Heading		Average Annual Returns
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%	14.82%
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | F0021
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Balanced 60/40 Composite Index℠
Average Annual Return, Percent			13.70%											8.47%	9.78%
VIPGrowthOpportunitiesPortfolio-InvestorPRO | VIP Growth Opportunities Portfolio | VIP Growth Opportunities Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.63%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.64%
Expense Example, with Redemption, 1 Year		$ 65
Expense Example, with Redemption, 3 Years		205
Expense Example, with Redemption, 5 Years		357
Expense Example, with Redemption, 10 Years		$ 798
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			21.93%											11.23%	19.85%
Annual Return [Percent]				21.93%	38.77%	45.56%	(38.20%)	11.87%	68.52%	40.71%	12.37%	34.38%	0.28%
VIPGrowthOpportunitiesPortfolio-InvestorPRO | VIP Growth Opportunities Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Growth Opportunities Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Growth Opportunities Portfolio seeks to provide capital growth.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 71 % of the average value of its portfolio.
Portfolio Turnover, Rate		71.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of growth companies. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		42.58%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(26.52%)
Performance Table Heading		Average Annual Returns
VIPGrowthOpportunitiesPortfolio-InvestorPRO | VIP Growth Opportunities Portfolio | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Growth Index
Average Annual Return, Percent			18.56%											15.32%	18.13%
VIPGrowthOpportunitiesPortfolio-InvestorPRO | VIP Growth Opportunities Portfolio | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			17.37%											13.59%	14.59%
VIPGrowthIncomePortfolio-InvestorPRO | VIP Growth & Income Portfolio | VIP Growth & Income Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.54%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		176
Expense Example, with Redemption, 5 Years		307
Expense Example, with Redemption, 10 Years		$ 689
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			21.39%											16.02%	13.75%
Annual Return [Percent]				21.39%	22.18%	18.62%	(5.01%)	25.80%	7.76%	29.97%	(9.05%)	16.83%	15.96%
VIPGrowthIncomePortfolio-InvestorPRO | VIP Growth & Income Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Growth & Income Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17 % of the average value of its portfolio.
Portfolio Turnover, Rate		17.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of securities of growth companies and income-producing securities. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Income-producing securities are securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Potentially investing in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		17.24%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.49%)
Performance Table Heading		Average Annual Returns
VIPGrowthIncomePortfolio-InvestorPRO | VIP Growth & Income Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%	14.82%
VIPValueStrategiesPortfolio-InvestorPRO | VIP Value Strategies Portfolio | VIP Value Strategies Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.65%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.66%
Expense Example, with Redemption, 1 Year		$ 67
Expense Example, with Redemption, 3 Years		211
Expense Example, with Redemption, 5 Years		368
Expense Example, with Redemption, 10 Years		$ 822
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			7.89%											12.06%	10.74%
Annual Return [Percent]				7.89%	9.37%	20.75%	(7.11%)	33.48%	8.26%	34.27%	(17.37%)	19.30%	9.53%
VIPValueStrategiesPortfolio-InvestorPRO | VIP Value Strategies Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Value Strategies Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Value Strategies Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62 % of the average value of its portfolio.
Portfolio Turnover, Rate		62.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of value companies. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		28.31%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(34.80%)
Performance Table Heading		Average Annual Returns
VIPValueStrategiesPortfolio-InvestorPRO | VIP Value Strategies Portfolio | RS013
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell Midcap® Value Index
Average Annual Return, Percent			11.05%											9.83%	9.78%
VIPValueStrategiesPortfolio-InvestorPRO | VIP Value Strategies Portfolio | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%	14.29%
VIPValueStrategiesPortfolio-InitialServiceService2PRO | VIP Value Strategies Portfolio | VIP Value Strategies Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.58%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.59%
Expense Example, with Redemption, 1 Year		$ 60
Expense Example, with Redemption, 3 Years		189
Expense Example, with Redemption, 5 Years		329
Expense Example, with Redemption, 10 Years		$ 738
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			7.99%											12.14%	10.82%
Annual Return [Percent]				7.99%	9.40%	20.85%	(7.03%)	33.60%	8.26%	34.53%	(17.32%)	19.36%	9.62%
VIPValueStrategiesPortfolio-InitialServiceService2PRO | VIP Value Strategies Portfolio | VIP Value Strategies Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.58%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.69%
Expense Example, with Redemption, 1 Year		$ 70
Expense Example, with Redemption, 3 Years		221
Expense Example, with Redemption, 5 Years		384
Expense Example, with Redemption, 10 Years		$ 859
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			7.91%											12.02%	10.71%
VIPValueStrategiesPortfolio-InitialServiceService2PRO | VIP Value Strategies Portfolio | VIP Value Strategies Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.58%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.84%
Expense Example, with Redemption, 1 Year		$ 86
Expense Example, with Redemption, 3 Years		268
Expense Example, with Redemption, 5 Years		466
Expense Example, with Redemption, 10 Years		$ 1,037
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			7.70%											11.87%	10.54%
VIPValueStrategiesPortfolio-InitialServiceService2PRO | VIP Value Strategies Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Value Strategies Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Value Strategies Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62 % of the average value of its portfolio.
Portfolio Turnover, Rate		62.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of value companies. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		28.31%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(34.80%)
Performance Table Heading		Average Annual Returns
VIPValueStrategiesPortfolio-InitialServiceService2PRO | VIP Value Strategies Portfolio | RS013
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell Midcap® Value Index
Average Annual Return, Percent			11.05%											9.83%	9.78%
VIPValueStrategiesPortfolio-InitialServiceService2PRO | VIP Value Strategies Portfolio | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%	14.29%
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | VIP Mid Cap Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		176
Expense Example, with Redemption, 5 Years		307
Expense Example, with Redemption, 10 Years		$ 689
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			11.75%											10.10%	10.59%
Annual Return [Percent]				11.75%	17.49%	15.08%	(14.74%)	25.60%	18.19%	23.45%	(14.54%)	20.81%	12.23%
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | VIP Mid Cap Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.65%
Expense Example, with Redemption, 1 Year		$ 66
Expense Example, with Redemption, 3 Years		208
Expense Example, with Redemption, 5 Years		362
Expense Example, with Redemption, 10 Years		$ 810
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			11.66%											10.00%	10.48%
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | VIP Mid Cap Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.80%
Expense Example, with Redemption, 1 Year		$ 82
Expense Example, with Redemption, 3 Years		255
Expense Example, with Redemption, 5 Years		444
Expense Example, with Redemption, 10 Years		$ 990
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			11.49%											9.83%	10.31%
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Mid Cap Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Mid Cap Portfolio seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61 % of the average value of its portfolio.
Portfolio Turnover, Rate		61.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of companies with medium market capitalizations. The Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Index or the S&P MidCap 400 ® Index. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		24.64%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(29.81%)
Performance Table Heading		Average Annual Returns
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%	14.29%
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | SP004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P MidCap 400® Index
Average Annual Return, Percent			7.50%											9.12%	10.72%
Document Type		485BPOS
Registrant Name		Variable Insurance Products Fund III

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses .
[2]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses .